KNOWLEDGE  o  DISCIPLINE  o  SERVICE  o  CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
--------------------------------------------------------------------------------

INVESCO TREASURER'S SERIES FUNDS, INC.

MONEY MARKET RESERVE FUND
TAX-EXEMPT RESERVE FUND




                                      SEMI-
                                       ANNUAL
















SEMIANNUAL REPORT | November 30, 1999                   [INVESCO ICON] INVESCO

MONEY MARKET FUNDS
A Note on Money Market Funds at INVESCO
--------------------------------------------------------------------------------

As investors turn increasingly to money market funds as both short-term savings vehicles and bulwarks against market volatility, we thought it useful to reiterate our approach to money market management at INVESCO.

o We manage CASH RESERVES FUND as a convenient vehicle for providing high-quality current yields for investors, while allowing them quick and easy access to their money through free checkwriting.

o Invested in securities backed by the federal government or its agencies, U.S. GOVERNMENT MONEY FUND is an attractive option for shareholders primarily concerned with safety of principal. Of INVESCO's five money market fund alternatives, this offers the highest credit quality.

o TAX-FREE MONEY FUND helps shelter its investors from federal taxes by investing in the debt obligations of states and municipalities. (Income may be subject to state and local taxes, as well as the federal Alternative Minimum Tax.)

o For institutions and individuals with more than $100,000 to invest, we also manage two other money market funds. INVESCO Treasurer's Series Funds, MONEY MARKET RESERVE FUND and TAX-EXEMPT RESERVE FUND, provide a lower-cost, higher-yield option. The two Treasurer's Funds have an expense ratio fixed at 0.25%, which helps insure extremely competitive yields for investors. The ranking firm IBC recently placed Tax-Exempt Reserve Fund third and Money Market Reserve Fund thirteenth in their respective categories based on seven-day yields.*

While money market funds are not insured by the federal government, they provide a low-risk and increasingly convenient cash management tool for investors. An investment in these funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.


/s/Richard R. Hinderlie                 /s/Ingeborg S. Cosby

Richard R. Hinderlie, Vice President    Ingeborg S. Cosby, Vice President
--------------------------------------------------------------------------------

RICHARD R. HINDERLIE

Vice President, INVESCO Funds Group. BA, Pacific Lutheran University, MBA, Arizona State University. Joined INVESCO in 1993. Began investment career in 1973. Has managed Cash Reserves Fund and U.S. Government Money Fund since 1993, and Treasurer's Money Market Reserve Fund since mid-1999.

INGEBORG S. COSBY

Vice President, INVESCO Funds Group. Joined INVESCO in 1985. Began investment career in 1982. Has managed Tax-Free Money Fund since 1987, and Treasurer's Tax-Exempt Reserve Fund since mid-1999.


*IBC MONEY FUND REPORT, December 1999. IBC is an independent mutual fund analyst specializing in money market funds. INVESCO Treasurer's Tax-Exempt Reserve ranked #3 out of 289 tax-free money funds based on its 7-day yield as of December 21, 1999. INVESCO Treasurer's Money Market Reserve ranked #13 out of 258 non-government money funds based on its 7-day yield as of December 21, 1999. Past performance is no guarantee of future results.

INVESCO | Semiannual Report | November 30, 1999

Market Headlines: June 1999 to November 1999

The six months ended November 30, 1999, represented the first period in awhile in which the world's markets were not preoccupied with economic turmoil. With concerns over currency meltdowns and banking crises behind them, investors could once again focus on the longer-term economic potential of the world's economies. In Asia, the financial spigots reopened as confidence returned, while in Europe the markets moved higher, though more modestly. In the United States, attention returned to the remarkable economic expansion, now entering its ninth year.

The U.S. economy finished the last year of the millennium with the strongest job market in decades--a seemingly sure indicator that inflation would soon be on the way. Indeed, several moderately troubling inflation signals such as tighter job markets and healthy wage increases were enough for Alan Greenspan and his fellow Federal Reserve Board Governors to raise short-term interest rates on three occasions, leading market interest rates higher.

By the fall, Fed intervention had taken its toll on interest rate-sensitive sectors such as homebuilding and financial services. The public received the message as well: Consumer confidence, while still high, began to drift lower as the public considered higher mortgage interest rates and a flatter stock market. Meanwhile, bond prices languished due to higher rates and an imbalance between supply and demand.

With the world economy coming back to life and consumers still spending, however, rising rates barely slowed down most major U.S. companies. Indeed, profit growth at many firms surged back from last year's slowdown. This posed a strong contrast to the classic late stages of most expansions, when profit growth should theoretically slow. If anything, leading companies seemed to be picking up speed.

Torn between good profit news on the one hand and rising interest rates on the other, investors waffled and the domestic equity markets moved sideways throughout the summer and early fall. Interestingly, many market watchers became more optimistic about performance in 2000, based partly on their hope that the Y2K issue would no longer hang over the markets. Indeed, October and November saw a strong rally driven largely by strong mutual fund inflows, which suggested that an increasingly confident investing public was putting its money to work--and the first indications of holiday spending suggested that the Grinch would not steal Christmas in 1999.

STATEMENT OF INVESTMENT SECURITIES

INVESCO Treasurer's Series Funds, Inc.
November 30, 1999
UNAUDITED

                                                 EFFECTIVE
                                                  INTEREST         PRINCIPAL
%        DESCRIPTION                                RATE %            AMOUNT            VALUE
Treasurer's Money Market Reserve Fund
100.00   SHORT-TERM INVESTMENTS
16.14    US GOVERNMENT AGENCY OBLIGATIONS
         Fannie Mae
           1/19/2000                                  5.65      $  7,500,000   $    7,443,527
           1/20/2000                                  5.69         6,000,000        5,953,632
         Federal Home Loan Bank
           1/21/2000                                  5.67         7,250,000        7,192,981
         Freddie Mac
           12/30/1999                                 5.51         6,100,000        6,073,417
===============================================================================================
         TOTAL US GOVERNMENT AGENCY OBLIGATIONS
           (Amortized Cost $26,663,557)                                            26,663,557
===============================================================================================
78.26    COMMERCIAL PAPER
4.08     AUTO PARTS
         PACCAR Financial
           12/6/1999                                  5.37         2,250,000        2,248,348
           12/23/1999                                 5.58         4,500,000        4,484,928
===============================================================================================
                                                                                    6,733,276
4.54     AUTOMOBILES
         General Motors Acceptance, 12/1/1999         5.43         7,500,000        7,500,000
===============================================================================================
4.23     BANKS
         US Bancorp, 12/13/1999                       5.40         7,000,000        6,987,591
===============================================================================================
9.03     CONSUMER FINANCE
         American Express Credit, 12/29/1999          5.50         8,000,000        8,000,000
         Household Finance
           12/6/1999                                  5.45         3,916,000        3,916,000
           12/7/1999                                  5.56         3,000,000        3,000,000
===============================================================================================
                                                                                   14,916,000
3.03     ELECTRIC UTILITIES
         National Rural Utilities Cooperative Finance
            8/2/2000                                  5.41         5,000,000        5,000,000
===============================================================================================
4.42     ELECTRICAL EQUIPMENT
         General Electric, 12/27/1999                 5.50         7,300,000        7,300,000
===============================================================================================
9.20     FINANCIAL
         Associates Corp of North America, 12/1/1999  5.69         8,000,000        8,000,000
         Heller Financial, 12/20/1999                 5.47         7,200,000        7,200,000
===============================================================================================
                                                                                   15,200,000


                                                 EFFECTIVE
                                                  INTEREST         PRINCIPAL
%        DESCRIPTION                                RATE %            AMOUNT            VALUE

6.39     INSURANCE
         Prudential Funding, 12/7/1999                5.45      $  4,579,000   $    4,579,000
         SAFECO Credit, 2/2/2000                      6.15         6,035,000        5,971,608
===============================================================================================
                                                                                   10,550,608
13.52    INVESTMENT BANK/BROKER FIRM
         Bear Stearns, 2/7/2000                       6.19         7,500,000        7,414,488
         Merrill Lynch, 12/3/1999                     5.69         7,500,000        7,497,664
         Morgan Stanley Dean Witter & Co, 2/3/2000    6.10         7,500,000        7,420,605
===============================================================================================
                                                                                   22,332,757
4.84     MACHINERY
         Deere & Co, 2/9/2000                         5.97         8,000,000        8,000,000
===============================================================================================
2.27     MANUFACTURING
         Textron Financial, 12/8/1999                 5.79         3,750,000        3,745,842
===============================================================================================
4.24     OIL & GAS RELATED
         Chevron USA, 12/2/1999                       5.48         7,000,000        7,000,000
===============================================================================================
4.23     REAL ESTATE RELATED
         Weyerhaeuser Real Estate, 12/15/1999         5.57         7,000,000        6,985,080
===============================================================================================
4.24     RETAIL
         Sears Roebuck Acceptance, 12/22/1999         5.53         7,000,000        7,000,000
===============================================================================================
         TOTAL COMMERCIAL PAPER
           (Amortized Cost $129,251,154)                                          129,251,154
===============================================================================================
4.42     MUNICIPAL SHORT-TERM NOTES(a)
1.57     HEALTH CARE RELATED
         Fairview Hosp & Hlthcare Svcs of Minnesota,
           (MBIA Insured), ACES, Hosp Rev, Series A,
           11/1/2015                                  5.65         2,600,000        2,600,000
===============================================================================================
2.85     INSURANCE
         Health Insurance Plan of Gtr New York,
           (LOC - Morgan Gty Trust), Gen Oblig,
           ACES, Ind Rev, Series B-1, 7/1/2016        5.65         4,700,000        4,700,000
===============================================================================================
         TOTAL MUNICIPAL SHORT-TERM NOTES
           (Amortized Cost $7,300,000)                                              7,300,000
===============================================================================================
1.18     REPURCHASE AGREEMENTS
         Repurchase  Agreement with State Street dated
           11/30/1999 due 12/1/1999 at 5.550%,
           repurchased at $1,950,301  (Collateralized
           by US Treasury Inflationary Index Notes,
           due 1/15/2008 at 3.625%, value $1,989,027)
           (Cost $1,950,000)                                       1,950,000        1,950,000
===============================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Amortized Cost $165,164,711)(b)                                      $  165,164,711
===============================================================================================

                                                 EFFECTIVE
                                                  INTEREST         PRINCIPAL
%        DESCRIPTION                                RATE %            AMOUNT            VALUE

Treasurer's Tax-Exempt Reserve Fund
100.00   SHORT-TERM INVESTMENTS
94.96    MUNICIPAL NOTES(a)
0.18     ALABAMA
         Stevenson Indl Dev Brd, Alabama (Mead Corp Proj)
           (LOC - Credit Suisse First Boston), DATES,
           Environmental Impt Rev Ref, Series 1986,
           11/1/2016                                  3.60          $100,000         $100,000
===============================================================================================
1.82     ALASKA
         Alaska Indl Dev & Export Auth (Fairbanks Gold
           Mining Proj)(Amax Gold), AR, Exmp Facil Rev,
           Series 1997, 5/1/2009                      3.95           800,000          800,000
         North Slope Borough, Alaska (LOC - Capital
           Guaranty Insurance), FR, Gen Oblig, Series
           1994B, 6/30/2000                           3.65           225,000          228,944
===============================================================================================
                                                                                    1,028,944
6.16     ARIZONA
         Apache Cnty Indl Dev Auth, Arizona (Tuscon Elec
           Pwr Springerville Proj)(LOC - Toronto
           Dominion Bank),
              AR, IDR, 1985 Series A, 12/1/2020       4.00           400,000          400,000
              VR, IDR, 1983 Series A, 12/15/2018      3.90           400,000          400,000
         Maricopa Cnty Indl Dev Auth, Arizona (McLane
           Co Proj) (LOC - Wachovia Bank),VRD, Rev,
           Series 1984, 10/1/2004                     4.35           930,000          930,000
         Pima Cnty Indl Dev Auth, Arizona (Tucson Elec
           Pwr Irvington Proj)(LOC - Societe Generale),
            FRD, IDR, 1982 Series A, 10/1/2022        4.00         1,000,000        1,000,000
         Pima Cnty Indl Dev Auth, Arizona (Tucson Elec
           Pwr Proj)(LOC - Toronto Dominion Bank),
           F/VR, IDR, 1982 Series A, 12/1/2022        3.90           750,000          750,000
===============================================================================================
                                                                                    3,480,000
1.59     CALIFORNIA
         Los Angeles Regl Airport Impt, California (American
           Airlines/Los Angeles Intl Airport)(LOC - Wachovia
           Bank), AR, Facils Sublease FDR, Issue 1984,
           Series F, 12/1/2024                        3.70           700,000          700,000
         Los Angeles Regl Airport Impt, California (LAX Two)
           (LOC - Societe General), VR, Sublease Rev,
           12/1/2025                                  3.70           200,000          200,000
===============================================================================================
                                                                                      900,000
1.77     COLORADO
         El Paso Cnty, Colorado (Briarglen Apts Proj)
           (LOC - General Electric Cap), AR, Multifamily
           Hsg Rev Ref, Series 1994, 12/1/2024        3.90         1,000,000        1,000,000
===============================================================================================

                                                 EFFECTIVE
                                                  INTEREST         PRINCIPAL
%        DESCRIPTION                                RATE %            AMOUNT            VALUE

6.10     FLORIDA
         Broward Cnty Hsg Fin Auth, Florida (Welleby
           Apts Proj)(LOC - Bank of America),
           VRD, Multifamily Hsg Rev,
           1984 Series, 12/1/2006                     3.65        $2,000,000       $2,000,000
         Dade Cnty, Florida (LOC - Morgan Gty Trust),
           VRD, Aviation Rev, Series 1984A, 10/1/2009 3.75           545,000          545,000
         Marion Cnty Indl Dev Auth, Florida (Florida
           Convalescent Ctrs Proj)(LOC - Toronto
           Dominion Bank), VRD/FR, IDR Ref,
            Series 1988A, 1/1/2011                    3.80           900,000          900,000
===============================================================================================
                                                                                    3,445,000
6.68     GEORGIA
         DeKalb Cnty Dev Auth, Georgia (General
           Motors Proj), AR, PCR, Series 1985,
           11/1/2003                                  3.70         1,000,000        1,000,000
         DeKalb Cnty Hsg Auth, Georgia (Wood
           Terrace Apts Proj), VRD, Multifamily
           Hsg Rev Ref, Series 1995, 12/15/2015       3.85         1,000,000        1,000,000
         Fulton Cnty Dev Auth, Georgia (General
           Motors Proj), AR, PCR,
            Series 1985, 12/1/2001                    3.75         1,775,000        1,775,000
===============================================================================================
                                                                                    3,775,000
0.45     HAWAII
         Hawaii, FR, Gen Oblig, Series BR, 6/1/2005   3.60           250,000          254,150
===============================================================================================
3.98     ILLINOIS
         Chicago - O'Hare Intl Airport, Illinois
           (LOC - Societe Generale), VR, Gen Airport
           Second Lien Rev, 1984 Series B, 1/1/2015   3.85         2,245,000        2,245,000
===============================================================================================
1.77     INDIANA
         Indiana Hosp Auth (MBIA Insured), VR,
           Equip Fing Rev, Series 1985A, 12/1/2015    3.90         1,000,000        1,000,000
===============================================================================================
1.42     IOWA
         Iowa Fin Auth (Burlington Med Ctr)
           (FSA Insured), AR, Adj Demand Rev,
           Series 1997, 6/1/2027                      3.95           800,000          800,000
===============================================================================================
2.66     KANSAS
         Kansas City, Kansas (General Motors Proj),
           AR, PCR, Series 1985, 11/1/2007            3.70         1,500,000        1,500,000
===============================================================================================
1.77     KENTUCKY
         Kentucky Econ Dev Fin Auth (Gtr Cincinnati
           Hlth Alliance) (MBIA Insured), AR,
           Hosp Facils Rev, Series 1997C, 1/1/2022    3.85         1,000,000        1,000,000
===============================================================================================

                                                 EFFECTIVE
                                                  INTEREST         PRINCIPAL
%        DESCRIPTION                                RATE %            AMOUNT            VALUE

5.13     MARYLAND
         Frederick Cnty, Maryland (Sheppard Pratt
           Residential Treatment Facil)(LOC -
           NationsBank), VRD/FR, Rev,
           Series 1995, 7/1/2025                      3.90        $2,000,000       $2,000,000
         Montgomery Cnty Hsg Opportunities Commn,
           Maryland, V/FR, Multifamily Hsg Rev,
           1988 Issue A, 7/15/2007                    3.85           900,000          900,000
===============================================================================================
                                                                                    2,900,000
0.81     MICHIGAN
         Greenville Pub Schools, Michigan (Montcalm,
           Kent & Ionia Cntys)(MBIA Insured), FR,
           Gen Oblig Unltd Tax, 1995 School Bldg &    3.60           250,000          254,733
           Site, 5/1/2000
         Ionia City & Cnty, Michigan (AMBAC Insured),
           FR, Wtr Supply System Rev & Rev Ref,
           Series 1999, 7/1/2000                      3.60           200,000          203,288
===============================================================================================
                                                                                      458,021
0.32     MISSISSIPPI
         Oxford, Mississippi (AMBAC Insured), FR,
           Elec System Rev, Series 1999, 11/1/2000    3.95           175,000          178,590
===============================================================================================
1.77     MISSOURI
         Columbia, Missouri (LOC - Toronto-
           Dominion Bank), VR, Spl Oblig Ins Reserve,
           Series 1988A, 6/1/2008                     3.85         1,000,000        1,000,000
===============================================================================================
1.77     MONTANA
         Billings, Montana (CFS Continental Proj)
            ATS, IDR, Series 1984, 12/1/2014          3.80         1,000,000        1,000,000
===============================================================================================
0.71     NEVADA
         Henderson, Nevada (FGIC Insured), FR,
           Park & Recreation Gen Oblig Ltd Tax,
           Series 1998B, 6/1/2000                     3.80           395,000          399,231
===============================================================================================
4.78     NEW HAMPSHIRE
         New Hampshire Bus Fin Auth (Wheelabrator
           Concord LP Proj)(LOC - Wachovia Bank),
           AR, Resource Recovery Ref Rev, 1997
           Series B, 1/1/2018                         4.00         2,700,000        2,700,000
===============================================================================================
10.27    NORTH CAROLINA
         East Carolina Univ, North Carolina
           (Dowdy-Ficklen Stadium Proj)(LOC - Wachovia
           Bank), VRD, Athletic Dept Rev, Series
           1996, 5/1/2017                             3.90           200,000          200,000
         Greensboro, North Carolina (LOC - Wachovia
           Bank), AR, Pub Impt Gen Oblig, Series
           1994B, 4/1/2013                            3.80         1,200,000        1,200,000

                                                 EFFECTIVE
                                                  INTEREST         PRINCIPAL
%        DESCRIPTION                                RATE %            AMOUNT            VALUE

         North Carolina Med Care Commn (Catholic
           Hlth East), UPDATES, Hlth System Rev,
           Series 1998D, 11/15/2028                   3.90       $ 1,400,000       $1,400,000
         Wake Cnty Indl Facils & Pollution Ctl Fing
           Auth, North Carolina (Carolina Pwr & Light
           Proj), AR, PCR, Series 1985B, 10/1/2015    3.85         3,000,000        3,000,000
===============================================================================================
                                                                                    5,800,000
1.77     OHIO
         Hilliard City School Dist, Ohio (FGIC Insured),
           FR, School Impt Ref Gen Oblig Unltd Tax,
           Series 1992, 12/1/1999                     3.40           500,000          500,000
         Ohio Pub Facils Commn (FSA Insured),
           FR, Mental Hlth Cap Facils Rev, Series II -
           1993B, 6/1/2000                            3.38           500,000          502,107
===============================================================================================
                                                                                    1,002,107
1.77     OKLAHOMA
         Tulsa Intl Airport, Oklahoma (FGIC Insured),
           VRD, Gen Rev, Series 1996, 6/1/2018        3.90         1,000,000        1,000,000
===============================================================================================
1.77     PENNSYLVANIA
         Delaware Valley Regl Fin Auth, Pennsylvania
           (Bucks, Chester, Delaware & Montgomery
           Cntys) (LOC - Credit Suisse First Boston),
           AR, Loc Govt Rev, BMTF, Mode 1, Series
           1986, 8/1/2016                             3.80         1,000,000        1,000,000
===============================================================================================
0.89     SOUTH CAROLINA
         Dorchester Cnty, South Carolina (BOC Group
           Proj) (LOC - Wachovia Bank), TEAMS,
           Pollution Ctl Facils Rev Ref, Series 1993,
           12/8/2000                                  3.90           500,000          500,000
===============================================================================================
6.41     TENNESSEE
         Chattanooga Indl Dev Brd, Tennessee (Market
           Street Ltd Proj), AR, IDR, 12/15/2012      3.90         2,000,000        2,000,000
         Nashville & Davidson Cnty Metro Govt Indl
           Dev Brd, Tennessee (Multifamily Chimneytop
           II) (LOC - Bank of America), VR, Rev,
           9/1/2006                                   3.97         1,150,000        1,150,000
         Nashville Metro Airport Auth, Tennessee
           (LOC - Societe Generale)(FGIC Insured),
           AR, Airport Impt Rev Ref, Series 1993,
           7/1/2019                                   3.85           300,000          300,000
         Tipton Cnty, Tennessee (MBIA Insured), FR,
           School Ref, Series 1993, 4/1/2000          3.81           170,000          170,188
===============================================================================================
                                                                                    3,620,188
13.35    TEXAS
         Bexar Cnty Hlth Facils Dev, Texas (Retirement
           Cmnty - Air Force)(LOC - Rabobank
           Nederland), AR, Rev, Series 1985B,
           3/1/2012                                   3.85           400,000          400,000

                                                 EFFECTIVE
                                                  INTEREST         PRINCIPAL
%        DESCRIPTION                                RATE %            AMOUNT            VALUE

         Hunt Mem Hosp Dist, Texas (FSA Insured),
           VR, Rev, Series 1998, 8/15/2017            3.95        $1,000,000       $1,000,000
         Lone Star Airport Impt Auth, Texas (American
           Airlines Proj)(LOC - Royal Bank of Canada),
           AR, Multiple Mode Demand Rev,
              1984 Series B-1, 12/1/2014              3.70           800,000          800,000
              1984 Series B-2, 12/1/2014              3.70           500,000          500,000
              1984 Series B-4, 12/1/2014              3.70           400,000          400,000
         North Cent Texas Hlth Facils Dev
           (Presbyterian Med Ctr Proj)(MBIA Insured),
           DATES, Hosp Rev, Series 1985D, 12/1/2015   3.70           400,000          400,000
         Port Dev, Texas (Stolt Terminals (Houston)
           Proj) (LOC - Canadian Imperial Bank), ATS,
           Marine Terminal Ref Rev, Series 1989,
           1/15/2014                                  3.80         2,265,000        2,265,000
         Texas, FR, TRAN, Series 1999A, 8/31/2000     3.70           500,000          502,894
         Texas Natl Research Lab Commn (Superconducting
           Super Collider Proj), FR, Gen Oblig,
           Series 1990, 4/1/2005                      3.68           500,000          515,449
         Tyler, Texas (Smith Cnty)(MBIA Insured), FR,
           Wtr & Swr System Ref Rev, Series 1999,
           9/1/2000                                   3.81           500,000          501,623
         Uvalde Cons Indpt School Dist, Texas (Uvalde,
           Real & Zavala Cntys)(PSFG Insured), FR,
           Unltd Tax School Bldg, Series 1990,
           8/1/2000                                   3.90           250,000          253,892
===============================================================================================
                                                                                    7,538,858
0.35     WASHINGTON
         Washington Hsg Fin Commn (Pac First Fed Svgs
           Bank Proj)(LOC - Fed Home Ln Bank), VRD,
           Multifamily Mtg Rev Ref, Series 1988B,
           10/1/2020                                  3.80           200,000          200,000
===============================================================================================
0.45     WEST VIRGINIA
         Harrison Cnty Brd Ed, West Virginia (FGIC,
           Insured), FR, Pub School, Series 1992,
           5/1/2000                                   3.70           250,000          252,543
===============================================================================================
0.98     WISCONSIN
         Wisconsin, FR, Gen Oblig Ref of 1995,
           Series 1, 5/1/2000                         3.70           550,000          553,581
===============================================================================================
5.31     WYOMING
         Green River, Wyoming (Allied Corp Proj),
           F/FR, PCR Ref, 1982 Series, 12/1/2012      4.69         2,000,000        2,000,000
         Sweetwater Cnty, Wyoming (PacifiCorp Proj)
           (LOC - Credit Suisse First Boston), AR,
           PCR Ref, Series 1990A, 7/1/2015            3.75         1,000,000        1,000,000
===============================================================================================
                                                                                    3,000,000
           TOTAL MUNICIPAL NOTES (Amortized Cost $53,631,213)                      53,631,213
===============================================================================================

                                                 EFFECTIVE
                                                  INTEREST         PRINCIPAL
%        DESCRIPTION                                RATE %            AMOUNT            VALUE

4.69     COMMERCIAL PAPER
4.69     FINANCIAL
         General Electric Capital, 12/1/1999
           (Cost $2,646,000)                          5.68        $2,646,000       $2,646,000
===============================================================================================
0.35     REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street
           dated  11/30/1999  due 12/1/1999 at
           5.550%, repurchased  at $200,031
           (Collateralized by US  Treasury
           Inflationary Index Notes, due
           1/15/2008 at 3.625%, value $208,069)
           (Cost $200,000)                                      $    200,000          200,000
===============================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Amortized Cost $56,477,213)(b)                                       $   56,477,213
===============================================================================================

The following abbreviations may be used in portfolio descriptions:
ACES(c)  --  Adjustable Convertible Extendable Securities    IDR        --  Industrial Development Revenue
AMBAC    --  American Municipal Bond Assurance Corporation   LOC        --  Letter of Credit
ATS      --  Adjustable Tender Securities                    MBIA       --  Municipal Bond Investors Assurance Corporation
AR(C)    --  Adjustable Rate                                 PCR        --  Pollution Control Revenue
BMTF     --  Bi-Modal Multi-Term Format                      PSFG       --  Permanent School Fund Guarantee Program
DATES(c) --  Daily Adjustable Tax-Exempt Securities          TEAMS(c)   --  Tax-Exempt Adjustable Mode Securities
FDR      --  Flexible Demand Revenue                         TRAN       --  Tax & Revenue Anticipation Notes
F/FR     --  Floating Fixed Rate                             UPDATES(c) --  Unit Price Demand Tax-Exempt Securities
FGIC     --  Financial Guaranty Insurance Company            V/FR       --  Variable/Fixed Rate
FR       --  Fixed Rate                                      VR(c)      --  Variable Rate
FRD(c)   --  Floating Rate Demand                            VRD(c)     --  Variable Rate Demand
FSA      --  Financial Security Assurance                    VRD/FR     --  Variable Rate Demand/Fixed Rate
F/VR     --  Floating/Variable Rate-

(a) All securities with a maturity date greater than one year have either a variable rate, demand feature, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

(b) Also represents cost for income tax purposes.

(c) Rate is subject to change. Rate shown reflects current rate.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

INVESCO Treasurer's Series Funds, Inc.
NOVEMBER 30, 1999
UNAUDITED
                                                  TREASURER'S        TREASURER'S
                                                 MONEY MARKET         TAX-EXEMPT
                                                 RESERVE FUND       RESERVE FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                               $     165,164,711   $     56,477,213
================================================================================
   At Value(a)                              $     165,164,711   $     56,477,213
Cash                                                      343              7,482
Receivables:
   Fund Shares Sold                                14,713,154          5,177,919
   Interest                                           135,157            249,407
================================================================================
TOTAL ASSETS                                      180,013,365         61,912,021
================================================================================
LIABILITIES
Payables:
   Distributions to Shareholders                       16,408              3,316
   Investment Securities Purchased                          0          1,000,000
   Fund Shares Repurchased                          2,060,629            297,947
================================================================================
TOTAL LIABILITIES                                   2,077,037          1,301,263
================================================================================
NET ASSETS AT VALUE                         $     177,936,328   $     60,610,758
================================================================================
Shares Outstanding(b)                             177,936,328         60,610,758
NET ASSET VALUE, Offering and Redemption
   Price per Share                          $            1.00    $          1.00
================================================================================

(a) Investment securities at cost and value at November 30, 1999 include repurchase agreements of $1,950,000 and $200,000 for Treasurer's Money Market Reserve and Treasurer's Tax-Exempt Reserve Funds, respectively.

(b) The fund has 500 million authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual Fund. Paid-in capital was $177,936,328 and $60,610,758 for Treasurer's Money Market Reserve and Treasurer's Tax-Exempt Reserve Funds, respectively.

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Treasurer's Money Market Reserve Fund


                                           SIX MONTHS       PERIOD          YEAR
                                                ENDED        ENDED         ENDED
                                          NOVEMBER 30       MAY 31   DECEMBER 31
--------------------------------------------------------------------------------
                                                 1999         1999          1998
                                            UNAUDITED     (Note 1)

INVESTMENT INCOME
INTEREST INCOME                          $ 3,195,484   $   878,670   $ 3,153,478
EXPENSES
Investment Advisory Fees                     147,656        44,330       141,183
================================================================================
NET INVESTMENT INCOME AND NET INCREASE
   IN NET ASSETS FROM OPERATIONS         $ 3,047,828    $  834,340   $ 3,012,295
================================================================================


See Notes to Financial Statements

Treasurer's Tax-Exempt Reserve Fund


                                          SIX MONTHS       PERIOD           YEAR
                                               ENDED        ENDED          ENDED
                                         NOVEMBER 30       MAY 31    DECEMBER 31
--------------------------------------------------------------------------------
                                                1999         1999           1998
                                           UNAUDITED     (Note 1)

INVESTMENT INCOME
INTEREST INCOME                            $ 865,708    $ 458,641    $ 1,160,926
EXPENSES
Investment Advisory Fees                      61,421       36,935         79,720
================================================================================
NET INVESTMENT INCOME AND NET INCREASE
   IN NET ASSETS FROM OPERATIONS           $ 804,287    $ 421,706    $ 1,081,206
================================================================================



See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

Treasurer's Money Market Reserve Fund


                                        SIX MONTHS         PERIOD           YEAR
                                             ENDED          ENDED          ENDED
                                       NOVEMBER 30         MAY 31    DECEMBER 31
--------------------------------------------------------------------------------
                                              1999           1999           1998
                                         UNAUDITED       (Note 1)
OPERATIONS AND DISTRIBUTIONS TO
   SHAREHOLDERS
Net Investment Income Earned and
   Distributed to Shareholders     $     3,047,828   $    834,340    $ 3,012,295
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares      $   611,919,405   $145,411,371  $ 484,696,941
Reinvestment of Dividends                2,649,374        821,471      2,978,475
================================================================================
                                       614,568,779    146,232,842    487,675,416
Amounts Paid for Repurchases
   of Shares                         (489,028,318)  (128,073,404)  (520,584,938)
================================================================================
NET INCREASE (DECREASE) IN
   NET ASSETS FROM FUND
   SHARE TRANSACTIONS                  125,540,461     18,159,438   (32,909,522)
NET ASSETS
Beginning of Period                     52,395,867     34,236,429     67,145,951
================================================================================
End of Period                         $177,936,328  $  52,395,867    $34,236,429
================================================================================

               --------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                            611,919,405    145,411,371    484,696,941
Shares Issued from Reinvestment
   of Dividends                          2,649,374        821,471      2,978,475
================================================================================
                                       614,568,779    146,232,842    487,675,416
Shares Repurchased                   (489,028,318)  (128,073,404)  (520,584,938)
================================================================================
NET INCREASE (DECREASE) IN
   FUND SHARES                         125,540,461     18,159,438   (32,909,522)
================================================================================

See Notes to Financial Statements

Treasurer's Tax-Exempt Reserve Fund

                                        SIX MONTHS         PERIOD           YEAR
                                             ENDED          ENDED          ENDED
                                       NOVEMBER 30         MAY 31    DECEMBER 31
--------------------------------------------------------------------------------
                                              1999           1999           1998
                                         UNAUDITED       (Note 1)
OPERATIONS AND DISTRIBUTIONS TO
   SHAREHOLDERS
Net Investment Income Earned and
   Distributed to Shareholders     $       804,287   $    421,706    $ 1,081,206
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares      $    91,021,140   $ 19,765,537    $72,911,901
Reinvestment of Dividends                  772,368        417,341      1,072,533
================================================================================
                                        91,793,508     20,182,878     73,984,434
Amounts Paid for Repurchases
   of Shares                          (61,556,494)   (26,516,605)   (59,361,188)
================================================================================
NET INCREASE (DECREASE) IN
   NET ASSETS FROM FUND
   SHARE TRANSACTIONS                   30,237,014    (6,333,727)     14,623,246
NET ASSETS
Beginning of Period                     30,373,744     36,707,471     22,084,225
================================================================================
End of Period                      $    60,610,758   $ 30,373,744    $36,707,471
================================================================================

               --------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                             91,021,140     19,765,537     72,911,901
Shares Issued from Reinvestment
   of Dividends                            772,368        417,341      1,072,533
================================================================================
                                        91,793,508     20,182,878     73,984,434
Shares Repurchased                    (61,556,494)   (26,516,605)   (59,361,188)
================================================================================
NET INCREASE (DECREASE) IN
   FUND SHARES                          30,237,014    (6,333,727)     14,623,246
================================================================================


See Notes to Financial Statements

INVESCO Notes to financial statements -- INVESCO Treasurer's Series Funds, Inc.

UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Treasurer's Series Funds, Inc. is incorporated in Maryland (formerly organized under the laws of the Commonwealth of Massachusetts) and consists of two separate funds:
INVESCO Treasurer's Money Market Reserve Fund ("Money Fund") and INVESCO Treasurer's Tax-Exempt Reserve Fund ("Tax-Exempt Fund")(individually the "Fund" and collectively the "Funds"). On February 3, 1999 the Fund's board of directors approved a name change to INVESCO Treasurer's Series Funds, Inc. The investment objective of each of the Funds is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's fiscal year-end was changed from December 31 to May 31.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Securities held by the Fund are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities' fair value, these securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on purchases of securities to the earliest put or call date.

D. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the month-end net asset value.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which was accrued daily at the applicable rate and paid monthly. The fee for each Fund is based on the annual rate of 0.25% of each Fund's average net assets. IFG is also responsible for providing certain administrative and clerical services and facilities necessary for the operation of the Fund. In accordance with the Investment Advisory Agreement, IFG bears all other expenses of the Funds, except taxes, interest and brokerage commissions.

NOTE 3 -- TRANSACTIONS WITH AFFILIATES. Certain of the Funds' officers and directors are also officers and directors of IFG.

Each Fund has adopted an unfunded defined benefit deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 50% of the sum of the retainer fee at the time of retirement plus the meeting attendance fees.

For the six months ended November 30, 1999, pension expenses, unfunded accrued pension costs and pension liability were paid by IFG in accordance with the Investment Advisory Agreement and were as follows:

                                                     UNFUNDED
                                  PENSION             ACCRUED            PENSION
FUND                             EXPENSES       PENSION COSTS          LIABILITY
--------------------------------------------------------------------------------
Money Fund                 $          481      $        2,751     $       12,082
Tax-Exempt Fund                       347                 760              3,157


The independent directors have contributed to a deferred fee agreement, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of selected INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

FINANCIAL HIGHLIGHTS

Treasurer's Money Market Reserve Fund
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS       PERIOD
                                ENDED        ENDED
                          NOVEMBER 30       MAY 31                   YEAR ENDED DECEMBER 31
-------------------------------------------------------------------------------------------------------------
                                 1999      1999(a)       1998        1997        1996        1995       1994
                            UNAUDITED
PER SHARE DATA
Net Asset Value --
   Beginning of Period        $  1.00      $  1.00    $  1.00     $  1.00     $  1.00     $  1.00    $  1.00
=============================================================================================================
INCOME AND DISTRIBUTIONS
   FROM INVESTMENT
   OPERATIONS
NET INVESTMENT
   INCOME EARNED
   AND DISTRIBUTED
   TO SHAREHOLDERS               0.03         0.02       0.05        0.05        0.05        0.06       0.04
=============================================================================================================
Net Asset Value--
   End of Period              $  1.00      $  1.00    $  1.00     $  1.00     $  1.00      $ 1.00    $  1.00
=============================================================================================================

TOTAL RETURN                 2.55%(b)     1.90%(b)      5.46%       5.48%       5.30%       5.82%      4.13%

RATIOS
Net Assets --
   End of Period
   ($000 Omitted)          $  177,936    $  52,396  $  34,236   $  67,146  $  113,281  $  141,885  $  93,131
Ratio of Expenses
   to Average Net Assets     0.12%(b)     0.25%(c)      0.25%       0.25%       0.25%       0.25%      0.25%
Ratio of Net Investment
   Income to Average
   Net Assets                2.58%(b)     4.78%(c)      5.35%       5.32%       5.17%       5.71%      4.02%

(a) From January 1, 1999 to May 31, 1999, the Fund's current fiscal year end.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Annualized

FINANCIAL HIGHLIGHTS

Treasurer's Tax-Exempt Reserve Fund
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                          SIX MONTHS        PERIOD
                               ENDED         ENDED
                         NOVEMBER 30        MAY 31                   YEAR ENDED DECEMBER 31
-------------------------------------------------------------------------------------------------------------
                                1999       1999(a)       1998        1997       1996       1995         1994
                           UNAUDITED
PER SHARE DATA
Net Asset Value --
   Beginning of
   Period                    $  1.00       $  1.00    $  1.00     $  1.00    $  1.00     $  1.00     $  1.00
=============================================================================================================
INCOME AND DISTRIBUTIONS
   FROM INVESTMENT
   OPERATIONS
NET INVESTMENT
   INCOME EARNED
   AND DISTRIBUTED
   TO SHAREHOLDERS              0.02          0.01       0.03        0.04       0.03        0.04        0.03
=============================================================================================================
Net Asset Value--
   End of Period             $  1.00       $  1.00    $  1.00     $  1.00    $  1.00     $  1.00     $  1.00
=============================================================================================================

TOTAL RETURN                1.63%(b)      1.16%(b)      3.49%       3.74%      3.45%       3.90%       2.81%

RATIOS
Net Assets --
   End of Period
   ($000 Omitted)          $  60,611     $  30,374  $  36,707   $  22,084  $  23,386   $  21,928   $  19,716
Ratio of Expenses
   to Average Net Assets    0.13%(b)      0.25%(c)      0.25%       0.25%      0.25%       0.25%       0.25%
Ratio of Net Investment
   Income to Average
   Net Assets               1.64%(b)      2.92%(c)      3.38%       3.68%      3.40%       3.86%       2.69%

(a) From January 1, 1999 to May 31, 1999, the Fund's current fiscal year end.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Annualized

                             INVESCO Family of Funds

                                                                   Newspaper
Fund Name                           Fund Code   Ticker Symbol     Abbreviation
--------------------------------------------------------------------------------
Stock
Growth & Income                         21         IVGIX             Gro&Inc
Blue Chip Growth                        10         FLRFX             BlChpGro
Dynamics                                20         FIDYX             Dynm
Small Company Growth                    60         FIEGX             SmCoGth
INVESCO Endeavor                        61         IVENX             Endeavor
Value Equity                            46         FSEQX             ValEq
S&P 500 Index Fund-Class II             23         ISPIX             SP500II
--------------------------------------------------------------------------------
Bond
U.S. Government Securities              32         FBDGX             USGvt
Select Income                           30         FBDSX             SelInc
High Yield                              31         FHYPX             HiYld
Tax-Free Bond                           35         FTIFX             TxFre
  (formerly Tax-Free Long-Term Bond)
--------------------------------------------------------------------------------
Combination Stock & Bond
Equity Income                           15         FIIIX             EquityInc
  (formerly Industrial Income)
Total Return                            48         FSFLX             TotRtn
Balanced                                71         IMABX             Bal
--------------------------------------------------------------------------------
Sector
Energy                                  50         FSTEX             Enrgy
Financial Services                      57         FSFSX             FinSvc
Gold                                    51         FGLDX             Gold
Health Sciences                         52         FHLSX             HlthSc
Leisure                                 53         FLISX             Leisur
Realty                                  42         IVSRX             Realty
Technology-Class II                     55         FTCHX             Tech
Telecommunications                      39         ISWCX             Telecomm
  (formerly Worldwide Communications)
Utilities                               58         FSTUX             Util
--------------------------------------------------------------------------------
International
International Blue Chip                 09         IIBCX             ItlBlChp
European                                56         FEURX             Europ
Latin American Growth                   34         IVSLX             LtnAmerGr
Pacific Basin                           54         FPBSX             PcBas
--------------------------------------------------------------------------------
Money Market
U.S. Government Money                   44         FUGXX             InvGvtMF
Cash Reserves                           25         FDSXX             InvCshR
Tax-Free Money                          40         FFRXX             InvTaxFree
Treasurer's Money Market Reserve        96         IMRXX             INVESCOMMR
Treasurer's Tax-Exempt Reserve          95         ITTXX             INVESCOTTE



FOR MORE INFORMATION ABOUT ANY OF THE INVESCO FUNDS, INCLUDING MANAGEMENT FEES AND EXPENSES, PLEASE CALL US AT 1-800-525-8085 OR VISIT OUR WEB SITE FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                   YOU SHOULD
                                    KNOW WHAT
                               INVESCO KNOWS (TM)








[INVESCO ICON] INVESCO(R)


We're easy to stay in touch with:

Investor Services: 1-800-525-8085
PAL(R), your Personal Account Line: 1-800-424-8085
On the World Wide Web: www.invesco.com

In Denver, visit one of our convenient Investor Centers:
Cherry Creek, 3003 East Third Avenue, Suite 1
Denver Tech Center, 7800 East Union Avenue, Lobby Level

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.









STR 9031 1/00